Dividends - Total coupons on capital securities classified as equity (Details) - Other equity interest $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) € / shares	Dec. 31, 2025 USD ($) £ / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	$ 1,183				$ 1,062	$ 1,101
$2,250m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250	$ 2,250	$ 2,250	$ 2,250
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 0				122	143
$2,450m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450	$ 2,450	$ 2,450	$ 2,450
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 55				156	156
$3,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000	$ 3,000	$ 3,000	$ 3,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 60.000
Dividends on other equity instruments	$ 180				180	180
$2,350m issued at 6.250%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350	$ 2,350	$ 2,350	$ 2,350
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 62.500
Dividends on other equity instruments	$ 0				0	52
$1,800m issued at 6.500%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800	$ 1,800	$ 1,800	$ 1,800
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 65.000
Dividends on other equity instruments	$ 117				117	117
$1,500m issued at 4.600%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500	$ 1,500	$ 1,500	$ 1,500
Other equity instruments interest rate	4.60%	4.60%	4.60%	4.60%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 46.000
Dividends on other equity instruments	$ 69				69	69
$1,000m issued at 4.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Other equity instruments interest rate	4.00%	4.00%	4.00%	4.00%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 40.000
Dividends on other equity instruments	$ 40				40	40
$1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 47.000
Dividends on other equity instruments	$ 47				47	47
$2,000m issued at 8.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000	$ 2,000	$ 2,000	$ 2,000
Other equity instruments interest rate	8.00%	8.00%	8.00%	8.00%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 80.000
Dividends on other equity instruments	$ 160				160	80
$1,350m issued at 6.875%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,350	$ 1,350	$ 1,350	$ 1,350
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 68.750
Dividends on other equity instruments	$ 93				0	0
$1,150m issued at 6.950%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,150	$ 1,150	$ 1,150	$ 1,150
Other equity instruments interest rate	6.95%	6.95%	6.95%	6.95%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 69.500
Dividends on other equity instruments	$ 80				0	0
$1,500m issued at 6.950%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500	$ 1,500	$ 1,500	$ 1,500
Other equity instruments interest rate	6.95%	6.95%	6.95%	6.95%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 69.500
Dividends on other equity instruments	$ 52				0	0
$2,000m issued at 7.050%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000	$ 2,000	$ 2,000	$ 2,000
Other equity instruments interest rate	7.05%	7.05%	7.05%	7.05%
Dividends on other equity instruments (in dollars per share) | $ / shares	$ 70.500
Dividends on other equity instruments	$ 71				0	0
EUR1,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%
Dividends on other equity instruments (in dollars per share) | € / shares		$ 60.000
Dividends on other equity instruments	$ 0				0	56
€1,250m issued at 4.750%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,250	$ 1,250	$ 1,250	$ 1,250
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%
Dividends on other equity instruments (in dollars per share) | € / shares		$ 47.500
Dividends on other equity instruments	$ 65				65	64
£1,000m issued at 5.875%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%
Dividends on other equity instruments (in dollars per share) | £ / shares			$ 58.750
Dividends on other equity instruments	$ 77				77	72
SGD750m issued at 5.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 750	$ 750	$ 750	$ 750
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%
Dividends on other equity instruments (in dollars per share) | $ / shares				$ 50.000
Dividends on other equity instruments	$ 0				0	25
SGD 1,500m issued at 5.250%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500	$ 1,500	$ 1,500	$ 1,500
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%
Dividends on other equity instruments (in dollars per share) | $ / shares				$ 52.500
Dividends on other equity instruments	$ 61				29	0
SGD 800m issued at 5.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 800	$ 800	$ 800	$ 800
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%
Dividends on other equity instruments (in dollars per share) | $ / shares				$ 50.000
Dividends on other equity instruments	$ 16				$ 0	$ 0